Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of earnings per share [text block] [Abstract]
Diluted weighted average number of ordinary shares	22,810,291	3,468,948	170,341
Reverse split, description	All the figures in this note were adjusted to reflect the 1:50 reverse split effective June 29, 2020, see note 11.A.